IVY FUNDS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

December 30, 2015

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Ivy Funds (Registrant)
File Nos. 811-06569 and 033-45961 / CIK #0000883622

We are hereby transmitting for filing through EDGAR Post-Effective Amendment No. 110 (Amendment) to the Registration Statement under the Securities Act of 1933 and Amendment No. 110 to the Registration Statement under the Investment Company Act of 1940 for the above-referenced Registrant. This transmission contains a conformed signature page and a conformed opinion of counsel. The manually signed originals of these documents are maintained at the offices of the Registrant.

This filing is being made pursuant to paragraph (b) of Rule 485 to register one (1) new series, Ivy Targeted Return Bond Fund, of the Registrant. It is proposed that this filing will become effective on January 4, 2016.

In connection with the filing of this Amendment, I hereby represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-2227.

Very truly yours,

/s/Philip A. Shipp
Philip A. Shipp
Assistant Secretary